Revenues - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Revenue	$ 1,271,330	$ 669,186	$ 678,595
Revenues from contracts with customers	5,897	6,485	4,721
Domestic market [member]
Disclosure of revenue [line items]
Revenue	1,136,293	599,394	597,702
International market [member]
Disclosure of revenue [line items]
Revenue	$ 150,395	$ 83,534	$ 88,942